Note 33 - Employee Benefits - Awards Granted Released and Remaining (Detail) - DB Equity Plans [Member] - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Share-Based Plans [Line Items]
Weighted average fair value per award granted in year	€ 10.30	€ 9.85
Weighted average share price at release in year	12.92	11.51
Weighted average remaining contractual life in years - Awards	€ 1.4	€ 1.5